Document And Entity Information	Jun. 02, 2020
Document Information Line Items
Entity Registrant Name	APPLE HOSPITALITY REIT, INC
Trading Symbol	APLE
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Apple Hospitality REIT, Inc. (which is referred to below as the “Company”) filed on June 2, 2020 (the “Original Report”). This Amendment is being filed for the sole purpose of updating the hyperlink to the Exhibit 99.1, Investor Presentation dated June 2020, filed with the Original Report. The full text of the Original Report is repeated in this Amendment for convenience, but has not been modified from the text of the Original Report except solely to correct the hyperlink described above.
Entity Central Index Key	0001418121
Document Period End Date	Jun. 02, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA
Entity File Number	001-37389
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE